COMMITMENTS AND CONTINGENCIES - Future Minimum Operating Lease Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 30, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 7,870
2014	4,499
2015	3,553
2016	1,297
2017	609
Later years	0
Total	$ 17,828